Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity security - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Mar. 31, 2026
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 109,482		¥ 112,283
Accumulated impairments and downward adjustments	(16,796)		(17,028)
Accumulated upward adjustments	16,537		¥ 16,071
Impairments and downward adjustments	(79)	¥ (858)
Upward adjustments	¥ 766	¥ 12,363